CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Retained Earnings	Total
Balance at Mar. 19, 2018
Balance (in shares) at Mar. 19, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to initial shareholder	$ 25,000		25,000
Issuance of ordinary shares to initial shareholder (in shares)	1,581,250
Sale of 6,325,000 Units, net of underwriting discounts and offering expenses	$ 59,222,038		59,222,038
Sale of 6,325,000 Units, net of underwriting discounts and offering expenses (in shares)	6,325,000
Sale of 358,813 Private Units	$ 3,588,130		3,588,130
Sale of 358,813 Private Units (in shares)	358,813
Ordinary shares subject to redemption	$ (58,409,291)		(58,409,291)
Ordinary shares subject to redemption (in shares)	(5,662,598)
Net (loss) income		574,131	574,131
Balance at Feb. 28, 2019	$ 4,425,877	574,131	5,000,008
Balance (in shares) at Feb. 28, 2019	2,602,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ (338,425)	0	(338,425)
Change in value of ordinary shares subject to possible redemption (in shares)	2,721
Net (loss) income	$ 0	338,426	338,426
Balance at May. 31, 2019	$ 4,087,452	912,557	5,000,009
Balance (in shares) at May. 31, 2019	2,605,186
Balance at Feb. 28, 2019	$ 4,425,877	574,131	5,000,008
Balance (in shares) at Feb. 28, 2019	2,602,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			612,746
Balance at Aug. 31, 2019	$ 3,813,128	1,186,877	5,000,005
Balance (in shares) at Aug. 31, 2019	2,610,490
Balance at Feb. 28, 2019	$ 4,425,877	574,131	5,000,008
Balance (in shares) at Feb. 28, 2019	2,602,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ (617,904)		(617,904)
Change in value of ordinary shares subject to possible redemption (in shares)	102,122
Net (loss) income		617,903	617,903
Balance at Feb. 29, 2020	$ 3,807,973	1,192,034	5,000,007
Balance (in shares) at Feb. 29, 2020	2,704,587
Balance at May. 31, 2019	$ 4,087,452	912,557	5,000,009
Balance (in shares) at May. 31, 2019	2,605,186
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ (274,324)		(274,324)
Change in value of ordinary shares subject to possible redemption (in shares)	5,304
Net (loss) income		274,320	274,320
Balance at Aug. 31, 2019	$ 3,813,128	1,186,877	5,000,005
Balance (in shares) at Aug. 31, 2019	2,610,490
Balance at Feb. 29, 2020	$ 3,807,973	1,192,034	5,000,007
Balance (in shares) at Feb. 29, 2020	2,704,587
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ 155,761	0	155,761
Change in value of ordinary shares subject to possible redemption (in shares)	38,348
Net (loss) income	$ 0	(155,766)	(155,766)
Balance at May. 31, 2020	$ 3,963,734	1,036,268	5,000,002
Balance (in shares) at May. 31, 2020	2,742,935
Balance at Feb. 29, 2020	$ 3,807,973	1,192,034	5,000,007
Balance (in shares) at Feb. 29, 2020	2,704,587
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			(671,798)
Balance at Aug. 31, 2020	$ 4,479,766	520,236	5,000,002
Balance (in shares) at Aug. 31, 2020	2,806,128
Balance at May. 31, 2020	$ 3,963,734	1,036,268	5,000,002
Balance (in shares) at May. 31, 2020	2,742,935
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ 516,032		516,032
Change in value of ordinary shares subject to possible redemption (in shares)	63,193
Net (loss) income		(516,032)	(516,032)
Balance at Aug. 31, 2020	$ 4,479,766	$ 520,236	$ 5,000,002
Balance (in shares) at Aug. 31, 2020	2,806,128